DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
Precision Strip Retirement and Savings Plan
DESCRIPTION OF THE PLAN
Schedule of vesting percentage of employee benefit plan

Years of Service	Vested Percentage
Less than 2	0%
2	20%
3	40%
4	60%
5	80%
6 or more	100%